Disclosure of detailed information about restricted stock units outstanding (Details) - shares	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Outstanding RSU's, balance	68,697
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance	1,196,211	490,174
Outstanding RSU's, balance	68,697	100,626
Outstanding RSU's, balance	(118,433)	(91,635)
Outstanding RSU's, balance	(23,294)	(5,034)
Number of warrants, outstanding, ending balance	1,123,181	494,131